                                                               NATIONWIDE(R) VLI
                                                                SEPARATE ACCOUNT


                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 1999




--------------------------------------------------------------------------------
                               INVESTMENT/LIFE(R)
                                     VAN KAMPEN/
               NATIONWIDE LIFE INSURANCE COMPANY





VLO-185-AC (12/99)

                              [LOGO NATIONWIDE(R)]
                       NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220


                    [Picture of President Joseph J. Gasper]

                              PRESIDENT'S MESSAGE

                We at Nationwide Life Insurance Company are pleased to bring you the 1999 annual report of the Nationwide VLI Separate Account.

                During 1999 equity investments extended their spirited advance to a fifth consecutive year. The S&P 500 was the laggard of the major indices with a year-over-year change of a respectable 19.53%. The NASDAQ topped the list at over 85% with the other indices falling into line nearer the lower end of the range. Fixed earnings investments did not fare as well in the current environment of rising interest rates.

                The U.S. economy remains strong, inflation remains docile and the available labor pool is incessantly tight. Against this good-news-bad-news backdrop, the Federal Reserve is increasingly concerned that recent productivity gains will subside and ignite wage inflation. To date, the Fed has hiked short-term interest rates a quarter percentage point on four occasions since last June. Prospectively, they may well become more aggressive in their preemptive efforts to dampen economic growth and avoid a new round of inflation.

                We believe some caution may be warranted at this juncture. Certain market sectors are well extended and may inevitably retreat to less lofty valuation levels. However, we remain bullish for the long-term prospects of financial assets. Your variable insurance contract provides an excellent resource to help you achieve your long-term retirement savings and financial planning objectives.

                We appreciate your trust in our company and in our investment products, and we welcome and encourage your feedback.


                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                February 10, 2000

                        NATIONWIDE VLI SEPARATE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1999



ASSETS:

   Investments in Van Kampen Life Investment Trust, at market value:

      Asset Allocation Fund
         2,191,816 shares (cost $25,175,578) ......................  $ 26,630,569

      Domestic Income Fund
         161,246 shares (cost $1,337,889) .........................     1,296,420

      Emerging Growth Fund
         150,833 shares (cost $4,265,371) .........................     6,972,993

      Enterprise Fund
         1,649,183 shares (cost $27,518,734) ......................    43,060,176

      Global Equity Fund
         106,894 shares (cost $1,446,648) .........................     1,810,791

      Government Fund
         4,526,628 shares (cost $40,250,236) ......................    39,924,859

      Money Market Fund
         6,714,710 shares (cost $6,714,710) .......................     6,714,710

      Morgan Stanley Real Estate Securities Portfolio
         28,034 shares (cost $399,505) ............................       346,782
                                                                     ------------
            Total investments .....................................   126,757,300

   Accounts receivable ............................................       137,112
                                                                     ------------
            Total assets ..........................................   126,894,412

ACCOUNTS PAYABLE ..................................................         -
                                                                     ------------
CONTRACT OWNERS' EQUITY (NOTE 7) ..................................  $126,894,412
                                                                     ============



                                                                                                                   ANNUAL
Contract owners' equity represented by:                        UNITS              UNIT VALUE                       RETURN*
                                                             --------             ----------                      ---------
   Single Premium contracts issued prior
   to April 16, 1990 (policy years 1 through 10):
      Emerging Growth Fund ...............................        61              $ 44.315060  $       2,703           102%
      Government Fund ....................................       181                21.448313          3,882           (4)%

   Single Premium contracts issued prior to
   April 16, 1990 (policy years 11 and thereafter):
      Asset Allocation Fund ..............................   739,841                35.463700     26,237,499             4%
      Domestic Income Fund ...............................    59,529                21.081008      1,254,931           (2)%
      Emerging Growth Fund ...............................   154,492                45.052150      6,960,197           102%
      Enterprise Fund ....................................   759,568                56.478127     42,898,978            25%
      Global Equity Fund .................................    84,026                21.480044      1,804,882            29%
      Government Fund .................................... 1,829,463                21.806759     39,894,659           (4)%
      Money Market Fund ..................................   358,251                18.606015      6,665,623             4%
      Morgan Stanley Real Estate
         Securities Portfolio ............................    22,446                15.386733        345,371           (4)%

   Single Premium contracts issued
   on or after April 16, 1990:
      Asset Allocation Fund ..............................     8,868                29.663447        263,055             4%
      Domestic Income Fund ...............................     2,038                20.286172         41,343           (3)%
      Emerging Growth Fund ...............................       223                43.623938          9,728           102%
      Enterprise Fund ....................................     2,231                51.757655        115,471            24%
      Global Equity Fund .................................       278                20.798972          5,782            28%
      Government Fund ....................................     1,452                16.037897         23,287           (5)%
      Money Market Fund ..................................     3,607                13.394302         48,313             3%
      Morgan Stanley Real Estate
         Securities Portfolio ............................        92                14.898574          1,371           (5)%

   Multiple Payment and
   Flexible Premium contracts:
      Asset Allocation Fund ..............................     4,721                27.127166        128,067             4%
      Enterprise Fund ....................................     4,201                45.053542        189,270            25%
                                                          ==========             ============  -------------
                                                                                               $ 126,894,412
                                                                                               =============


* The annual return does not include contract charges satisfied by surrendering units.


See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       5

NATIONWIDE VLI SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY

STATEMENTS OF OPERATIONS

YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                     TOTAL                           ASSET ALLOCATION FUND
                                                 ----------------------------------------------  -------------------------------
                                                      1999            1998            1997             1999            1998
                                                 --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................  $    3,642,989         897,565       4,695,756         935,397          28,407
  Mortality and expense charges (note 3) ......        (605,987)       (629,010)       (719,195)       (135,844)       (142,872)
                                                 --------------  --------------  --------------  --------------   -------------
    Net investment activity....................       3,037,002         268,555       3,976,561         799,553        (114,465)
                                                 --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold .......      23,486,753      28,593,475      31,042,460       4,191,225       3,626,797
  Cost of mutual fund shares sold .............     (20,473,513)    (25,877,789)    (28,311,120)     (4,139,582)     (3,417,335)
                                                 --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments .......       3,013,240       2,715,686       2,731,340          51,643         209,462
  Change in unrealized gain (loss)
    on investments.............................         497,947      12,059,082       3,917,689      (2,538,143)      2,953,327
                                                 --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments ............       3,511,187      14,774,768       6,649,029      (2,486,500)      3,162,789
                                                 --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains.....................       5,493,564       1,152,786       7,592,712       2,818,636         767,858
                                                 --------------  --------------  --------------  --------------   -------------
    Net change in contract owners'
       equity resulting from operations .......      12,041,753      16,196,109      18,218,302       1,131,689       3,816,182
                                                 --------------  --------------  --------------  --------------   -------------
EQUITY TRANSACTIONS:
  Purchase payment received from
    contract owners............................          79,010         100,670          20,253          10,703          16,920
  Transfers between funds......................               -               -               -        (277,168)       (295,985)
  Surrenders...................................      (7,988,610)     (8,181,440)    (15,789,351)     (1,923,278)     (1,209,391)
  Death benefits (note 4)......................      (2,258,865)     (2,362,574)     (2,575,326)       (218,348)       (300,509)
  Policy loans (net of repayments) (note 5) ...       1,291,031         844,295       2,317,220        (355,822)         37,023
  Deductions for surrender charges
    (note 2d)..................................         (10,061)         (1,495)         (6,591)         (2,422)           (221)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)..........................      (1,126,113)       (984,029)     (1,430,627)       (189,256)       (141,477)
                                                 --------------  --------------  --------------  --------------   -------------
      Net equity transactions..................     (10,013,608)    (10,584,573)    (17,464,422)     (2,955,591)     (1,893,640)
                                                 --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........       2,028,145       5,611,536         753,880      (1,823,902)      1,922,542
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................................     124,866,267     119,254,731     118,500,851      28,452,523      26,529,981
                                                 --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........  $  126,894,412     124,866,267     119,254,731      26,628,621      28,452,523
                                                 ==============  ==============  ==============  ==============   =============

                                                      ASSET
                                                   ALLOCATION
                                                      FUND                  DOMESTIC INCOME FUND
                                                 --------------  ----------------------------------------------
                                                      1997            1999            1998            1997
                                                 --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................  $    1,019,770         104,790           5,786         161,393
  Mortality and expense charges (note 3) ......        (163,786)         (7,808)        (11,965)        (14,107)
                                                 --------------  --------------  --------------  --------------
    Net investment activity....................         855,984          96,982          (6,179)        147,286
                                                 --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold .......       3,844,540         543,800         679,224       1,322,378
  Cost of mutual fund shares sold .............      (3,541,593)       (536,110)       (669,892)     (1,253,657)
                                                 --------------  --------------  --------------  --------------
    Realized gain (loss) on investments .......         302,947           7,690           9,332          68,721
  Change in unrealized gain (loss)
    on investments.............................       1,002,579        (148,856)        120,718           6,090
                                                 --------------  --------------  --------------  --------------
    Net gain (loss) on investments ............       1,305,526        (141,166)        130,050          74,811
                                                 --------------  --------------  --------------  --------------
  Reinvested capital gains.....................       2,657,199               -               -               -
                                                 --------------  --------------  --------------  --------------
    Net change in contract owners'
       equity resulting from operations .......       4,818,709         (44,184)        123,871         222,097
                                                 --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payment received from
    contract owners............ ...............           9,408              35             192               -
  Transfers between funds...... ...............         (21,271)        (84,044)        186,196         (27,385)
  Surrenders................... ...............      (2,261,349)       (225,604)       (438,920)       (883,951)
  Death benefits (note 4)...... ...............        (238,628)       (124,349)              -        (103,618)
  Policy loans (net of repayments) (note 5) ...         (21,513)         (8,370)            908         127,843
  Deductions for surrender charges
    (note 2d).................. ...............            (972)           (284)            (80)           (364)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c).......... ...............        (209,159)        (34,455)        (23,714)        (32,804)
                                                 --------------  --------------  --------------  --------------
      Net equity transactions.. ...............      (2,743,484)       (477,071)       (275,418)       (920,279)
                                                 --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........       2,075,225        (521,255)       (151,547)       (698,182)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD.................... ...............      24,454,756       1,817,529       1,969,076       2,667,258
                                                 --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........  $   26,529,981       1,296,274       1,817,529       1,969,076
                                                 ==============  ==============  ==============  ==============

NATIONWIDE VLI SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997


                                                              EMERGING GROWTH FUND                      ENTERPRISE FUND
                                                ----------------------------------------------  -------------------------------
                                                      1999            1998            1997             1999            1998
                                                --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .......................  $            -             870               -         112,795          30,666
  Mortality and expense charges (note 3) .....         (18,439)        (12,082)        (11,006)       (187,593)       (177,854)
                                                --------------  --------------  --------------  --------------   -------------
    Net investment activity...................         (18,439)        (11,212)        (11,006)        (74,798)       (147,188)
                                                --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold ......       3,555,112       3,294,533       2,545,651       4,465,163       6,594,364
  Cost of mutual fund shares sold ............      (2,458,567)     (2,978,369)     (2,360,427)     (2,771,060)     (4,852,264)
                                                --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments ......       1,096,545         316,164         185,224       1,694,103       1,742,100
  Change in unrealized gain (loss)
    on investments............................       2,140,406         447,416          98,252       4,488,118       5,583,645
                                                --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments ...........       3,236,951         763,580         283,476       6,182,221       7,325,745
                                                --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains....................               -               -               -       2,657,133         376,105
                                                --------------  --------------  --------------  --------------   -------------
      Net change in contract owners'
         equity resulting from operations ....       3,218,512         752,368         272,470       8,764,556       7,554,662
                                                --------------  --------------  --------------  --------------   -------------
EQUITY TRANSACTIONS:
  Purchase payment received from
    contract owners...........................             117          13,566               -          59,346          42,210
  Transfers between funds.....................       1,095,938         411,356         363,039         (85,385)       (471,779)
  Surrenders..................................         (29,316)        (38,594)        (97,105)     (2,021,593)     (2,526,694)
  Death benefits (note 4).....................         (20,214)        (78,748)        (68,157)       (328,352)       (691,661)
  Policy loans (net of repayments) (note 5) ..        (295,503)        (49,579)        (38,507)       (305,536)        155,121
  Deductions for surrender charges
    (note 2d).................................             (37)             (7)            (42)         (2,546)           (462)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c).........................         (33,083)        (18,375)        (21,822)       (275,356)       (226,356)
                                                --------------  --------------  --------------  --------------   -------------
      Net equity transactions.................         717,902         239,619         137,406      (2,959,422)     (3,719,621)
                                                --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ........       3,936,414         991,987         409,876       5,805,134       3,835,041
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD...................................       3,036,214       2,044,227       1,634,351      37,398,585      33,563,544
                                                --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ........  $    6,972,628       3,036,214       2,044,227      43,203,719      37,398,585
                                                ==============  ==============  ==============  ==============   =============


                                               ENTERPRISE FUND               GLOBAL EQUITY FUND
                                                --------------  ----------------------------------------------
                                                      1997            1999            1998            1997
                                                --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends .......................  $      156,354           3,293          13,847           9,630
  Mortality and expense charges (note 3) .....        (189,128)         (6,178)         (5,996)         (5,726)
                                                --------------  --------------  --------------  --------------
    Net investment activity...................         (32,774)         (2,885)          7,851           3,904
                                                --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold ......       6,775,251         421,804         607,261         740,054
  Cost of mutual fund shares sold ............      (4,652,996)       (400,661)       (594,475)       (619,704)
                                                --------------  --------------  --------------  --------------
    Realized gain (loss) on investments ......       2,122,255          21,143          12,786         120,350
  Change in unrealized gain (loss)
    on investments............................       1,561,213         308,547         203,001        (191,773)
                                                --------------  --------------  --------------  --------------
    Net gain (loss) on investments ...........       3,683,468         329,690         215,787         (71,423)
                                                --------------  --------------  --------------  --------------
  Reinvested capital gains....................       4,664,918          17,795               -         213,420
                                                --------------  --------------  --------------  --------------
      Net change in contract owners'
         equity resulting from operations ....       8,315,612         344,600         223,638         145,901
                                                --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payment received from
    contract owners...........................          10,432           4,864           3,500               -
  Transfers between funds.....................         449,001         327,061         135,066         354,759
  Surrenders..................................      (3,085,585)              -        (270,112)       (170,802)
  Death benefits (note 4).....................        (840,448)        (31,633)        (45,481)        (54,190)
  Policy loans (net of repayments) (note 5) ..        (411,649)        (50,837)        (19,615)        (49,035)
  Deductions for surrender charges
    (note 2d).................................          (1,310)              -             (49)            (71)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c).........................        (397,149)        (13,865)        (12,593)        (16,552)
                                                --------------  --------------  --------------  --------------
      Net equity transactions.................      (4,276,708)        235,590        (209,284)         64,109
                                                --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ........       4,038,904         580,190          14,354         210,010
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD...................................      29,524,640       1,230,474       1,216,120       1,006,110
                                                --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ........  $   33,563,544       1,810,664       1,230,474       1,216,120
                                                ==============  ==============  ==============  ==============


                                                                                                    (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997



                                                             GOVERNMENT FUND                          MONEY MARKET FUND
                                              ----------------------------------------------  -------------------------------
                                                    1999            1998            1997             1999            1998
                                              --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .....................  $    2,097,895         462,730       2,932,295         363,868         354,362
  Mortality and expense charges (note 3) ...        (208,262)       (238,350)       (281,579)        (40,003)        (37,684)
                                              --------------  --------------  --------------  --------------   -------------
    Net investment activity.................       1,889,633         224,380       2,650,716         323,865         316,678
                                              --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold ....       4,009,993       6,495,585       8,542,298       6,199,614       6,735,285
  Cost of mutual fund shares sold ..........      (3,850,500)     (6,048,314)     (8,651,252)     (6,199,614)     (6,735,285)
                                              --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments ....         159,493         447,271        (108,954)              -               -
  Change in unrealized gain (loss)
    on investments..........................      (3,730,011)      2,807,612       1,444,456               -               -
                                              --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments .........      (3,570,518)      3,254,883       1,335,502               -               -
                                              --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains..................               -               -               -               -               -
                                              --------------  --------------  --------------  --------------   -------------
      Net change in contract owners'
        equity resulting from operations ...      (1,680,885)      3,479,263       3,986,218         323,865         316,678
                                              --------------  --------------  --------------  --------------   -------------
EQUITY TRANSACTIONS:
  Purchase payment received from
    contract owners............                        2,587           4,858             341           1,358          19,417
  Transfers between funds......                     (817,042)     (1,210,358)     (1,240,286)       (150,507)      1,442,677
  Surrenders...................                   (2,570,772)     (2,842,711)     (7,702,772)     (1,218,047)       (830,932)
  Death benefits (note 4)......                     (862,741)     (1,246,175)       (862,940)       (673,228)              -
  Policy loans (net of repayments) (note 5)        1,421,104         788,677       2,807,538         886,814         (80,573)
  Deductions for surrender charges
    (note 2d)..................                       (3,238)           (520)         (3,174)         (1,534)           (152)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)..........                     (437,216)       (423,865)       (551,486)       (137,745)       (133,134)
                                              --------------  --------------  --------------  --------------   -------------
      Net equity transactions..                   (3,267,318)     (4,930,094)     (7,552,779)     (1,292,889)        417,303
                                              --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY             (4,948,203)     (1,450,831)     (3,566,561)       (969,024)        733,981
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                   44,870,031      46,320,862      49,887,423       7,682,960       6,948,979
                                              --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD         $   39,921,828      44,870,031      46,320,862       6,713,936       7,682,960
                                              ==============  ==============  ==============  ==============   =============

                                                    MONEY
                                                    MARKET             MONEY MARKET MORGAN STANLEY
                                                    FUND             REAL ESTATE SECURITIES PORTFOLIO
                                              --------------  ----------------------------------------------
                                                    1997            1999            1998            1997
                                              --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends .....................  $      399,015          24,951             897          17,299
  Mortality and expense charges (note 3) ...         (51,809)         (1,860)         (2,207)         (2,054)
                                              --------------  --------------  --------------  --------------
    Net investment activity.................         347,206          23,091          (1,310)         15,245
                                              --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold ....       7,096,782         100,042         560,426         175,506
  Cost of mutual fund shares sold ..........      (7,096,782)       (117,419)       (581,855)       (134,709)
                                              --------------  --------------  --------------  --------------
    Realized gain (loss) on investments ....               -         (17,377)        (21,429)         40,797
  Change in unrealized gain (loss)
    on investments..........................               -         (22,114)        (56,637)         (3,128)
                                              --------------  --------------  --------------  --------------
    Net gain (loss) on investments .........               -         (39,491)        (78,066)         37,669
                                              --------------  --------------  --------------  --------------
  Reinvested capital gains..................               -               -           8,823          57,175
                                              --------------  --------------  --------------  --------------
      Net change in contract owners'
        equity resulting from operations ...         347,206         (16,400)        (70,553)        110,089
                                              --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payment received from
    contract owners............                           72               -               7               -
  Transfers between funds......                     (260,875)         (8,853)       (197,173)        383,018
  Surrenders...................                   (1,580,839)              -         (24,086)         (6,948)
  Death benefits (note 4)......                     (407,345)              -               -               -
  Policy loans (net of repayments) (note 5)          (83,572)           (819)         12,333         (13,885)
  Deductions for surrender charges
    (note 2d)..................                         (655)              -              (4)             (3)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c)..........                     (194,010)         (5,137)         (4,515)         (7,645)
                                              --------------  --------------  --------------  --------------
      Net equity transactions..                   (2,527,224)        (14,809)       (213,438)        354,537
                                              --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY             (2,180,018)        (31,209)       (283,991)        464,626
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                    9,128,997         377,951         661,942         197,316
                                              --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD         $    6,948,979         346,742         377,951         661,942
                                              ==============  ==============  ==============  ==============




See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       8

                        NATIONWIDE VLI SEPARATE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 1999, 1998 AND 1997



(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide VLI Separate Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 1984. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers modified single premium, multiple payment and flexible premium variable life insurance contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

     (b) The Contracts

         Prior to December 31, 1990, only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

         Contract owners may invest in the following funds:

         Funds of the Van Kampen Life Investment Trust (Van Kampen LIT) (formerly Van Kampen American Capital Life Investment Trust);
            Van Kampen LIT - Asset Allocation Fund
            Van Kampen LIT - Domestic Income Fund
            Van Kampen LIT - Emerging Growth Fund
            Van Kampen LIT - Enterprise Fund
            Van Kampen LIT - Global Equity Fund
            Van Kampen LIT - Government Fund
            Van Kampen LIT - Money Market Fund
            Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio

         At December 31, 1999, contract owners have invested in all of the above funds.

         The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy charges (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.


                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1999. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  POLICY CHARGES

     (a) Deductions from Premiums

         For single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment contracts and flexible premium contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. For multiple and flexible premium contracts, the Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment. The Company may at its sole discretion reduce this sales loading.

     (b) Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c) Administrative Charges

         For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

         Contracts issued prior to April 16, 1990:
            Purchase payments totalling less than $25,000 - $10/month Purchase payments totalling $25,000 or more - none

         Contracts issued on or after April 16, 1990:
            Purchase payments totalling less than $25,000 - $90/year ($65/year in New York)
            Purchase payments totalling $25,000 or more - $50/year

         For multiple payment contracts the Company currently deducts a monthly administrative charge of $5 (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses.

         For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses. Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective.

         The above charges are assessed against each contract by liquidating units.

     (d) Surrender Charges

         Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

         For single premium contracts, the charge is determined based upon a specified percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8% in the first year and declines to 0% after the ninth year. For single premium contracts issued on or after April 16, 1990, the charge is 8.5% in the first year and declines to 0% after the ninth year.

         For multiple payment contracts and flexible premium contracts, the amount charged is based upon a specified percentage of the initial surrender charge, which varies by issue age, sex and rate class. The charge is 100% of the initial surrender charge in the first year, with certain exceptions, declining to 0% after the ninth year.

         The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(3)  ASSET CHARGES

     For single premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. For contracts issued prior to April 16, 1990, the charge is equal to an annual rate of .95% during the first ten policy years, and .50% thereafter. A reduction of charges on these contracts is possible in policy years six through ten for those contracts achieving certain investment performance criteria; for contracts issued on or after April 16, 1990, the charge is equal to an annual rate of 1.30% during the first ten policy years, and 1.00% thereafter.

     For multiple payment contracts and flexible premium contracts, the Company deducts a charge equal to an annual rate of .80%, with certain exceptions, to cover mortality and expense risk charges related to operations.

     The above charges are assessed through the daily unit value calculation.

     The following table provides mortality and expense risk charges by contract type for the period ended December 31, 1999:


                                                                  ASSET         DOMESTIC          EMERGING
                                                             ALLOCATION           INCOME            GROWTH       ENTERPRISE
                                                TOTAL              FUND             FUND              FUND             FUND
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $          108                 -                -                44                -
     Single Premium contracts issued
       on or after April 16, 1990....           6,983             3,613              568               134            1,586
     Multiple Payment and Flexible
       Premium contracts.............           2,271               917                -                 -            1,354
     Reduced Fee on Single
       Premium contracts issued
       prior to April 16, 1999.......         596,625           131,314            7,240            18,261          184,653
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      605,987           135,844            7,808            18,439          187,593
                                         ============      ============     ============      ============     ============


                                                                                                                (Continued)

                                               GLOBAL                              MONEY       REAL ESTATE
                                               EQUITY        GOVERNMENT           MARKET        SECURITIES
                                                 FUND              FUND             FUND         PORTFOLIO
                                         ------------      ------------     ------------      ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $            -                64                -                 -
     Single Premium contracts issued
       on or after April 16, 1990....              79               320              664                19
     Multiple Payment and Flexible
       Premium contracts.............               -                 -                -                 -
     Reduced Fee on Single
       Premium contracts issued
       prior to April 16, 1999.......           6,099           207,878           39,339             1,841
                                         ------------      ------------     ------------      ------------
         Total.......................  $        6,178           208,262           40,003             1,860
                                         ============      ============     ============      ============


     The following table provides mortality and expense risk charges by contract type for the period ended December 31, 1998:

                                                                  ASSET         DOMESTIC          EMERGING
                                                             ALLOCATION           INCOME            GROWTH       ENTERPRISE
                                                TOTAL              FUND             FUND              FUND             FUND
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $       58,812            46,484                8               545            3,926
     Single Premium contracts issued
       on or after April 16, 1990....           9,184             3,414            2,251               103            2,102
     Multiple Payment and Flexible
       Premium contracts.............           1,950               862                -                 -            1,088
     Reduced Fee on Single
       Premium contracts issued
       prior to April 16, 1999.......         559,064            92,112            9,706            11,434          170,738
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      629,010           142,872           11,965            12,082          177,854
                                         ============      ============     ============      ============     ============


                                               GLOBAL                              MONEY       REAL ESTATE
                                               EQUITY        GOVERNMENT           MARKET        SECURITIES
                                                 FUND              FUND             FUND         PORTFOLIO
                                         ------------      ------------     ------------      ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $            -             7,640              209                 -
     Single Premium contracts issued
       on or after April 16, 1990....              99               313              884                18
     Multiple Payment and Flexible
       Premium contracts.............               -                 -                -                 -
     Reduced Fee on Single
       Premium contracts issued
       prior to April 16, 1999.......           5,897           230,397           36,591             2,189
                                         ------------      ------------     ------------      ------------
         Total.......................  $        5,996           238,350           37,684             2,207
                                         ============      ============     ============      ============

     The following table provides mortality and expense risk charges by contract type for the period ended December 31, 1997:

                                                                  ASSET         DOMESTIC          EMERGING
                                                             ALLOCATION           INCOME            GROWTH       ENTERPRISE
                                                TOTAL              FUND             FUND              FUND             FUND
                                         ------------      ------------     ------------      ------------     ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $      245,990            56,021            4,825             3,765           64,688
     Single Premium contracts issued
       on or after April 16, 1990....           4,007               912               79                61            1,054
     Multiple Payment and Flexible
       Premium contracts.............           1,712               390               33                26              451
     Reduced Fee on Single
       Premium contracts issued
       prior to April 16, 1999.......         467,486           106,463            9,170             7,154          122,935
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      719,195           163,786           14,107            11,006          189,128
                                         ============      ============     ============      ============     ============

                                               GLOBAL                              MONEY       REAL ESTATE
                                               EQUITY        GOVERNMENT           MARKET        SECURITIES
                                                 FUND              FUND             FUND         PORTFOLIO
                                         ------------      ------------     ------------      ------------
     Single Premium contracts Issued
       prior to April 16, 1990.......  $        1,958            96,310           17,720               703
     Single Premium contracts issued
       on or after April 16, 1990....              32             1,569              289                11
     Multiple Payment and Flexible
       Premium contracts.............              14               670              123                 5
     Reduced Fee on Single
       Premium contracts issued
       prior to April 16, 1999.......           3,722           183,030           33,677             1,335
                                         ------------      ------------     ------------      ------------
         Total.......................  $        5,726           281,579           51,809             2,054
                                         ============      ============     ============      ============


(4)  DEATH BENEFITS

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow up to 90% (50% during first year of single premium contracts) of a policy's cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.5% interest is due and payable annually in advance. For single premium contracts issued on or after April 16, 1990, multiple payment contracts and flexible premium contracts, 6% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

(6)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 1999, and the related statements of operations and changes in contract owners' equity for each of the years in the three year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and its changes in contract owners' equity for each of the years in the three year period then ended in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
February 18, 2000

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NATIONWIDE LIFE INSURANCE COMPANY                                  Bulk Rate
HOME OFFICE: ONE NATIONWIDE PLAZA -                              U.S. Postage
COLUMBUS, OHIO 43215-2220                                            PAID
                                                                 Columbus, Ohio
                                                                 Permit No. 521


















Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company